RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Amounts Due From Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Amounts due from related parties [Line Items]
Total		$ 153,880		$ 8,591		$ 0
Oak Pacific Investment [Member]
Amounts due from related parties [Line Items]
Total		93,880	[1]	0	[1]	$ 0
Beijing Infinities [Member]
Amounts due from related parties [Line Items]
Total	[2]	60,000		0
Others [Member]
Amounts due from related parties [Line Items]
Others		$ 829		$ 188

[1]	The balance represents the US$90 million note issued by Oak Pacific Investment to Renren and US$3.88 million accrued interest expenses. In connection with the private placement transaction completed on June 21, 2018, OPI issued a note to Renren with an interest rate of 8% per year. The term of the note is the earlier of five years and the date upon which OPI and its subsidiaries no longer hold any shares of Social Finance Inc. In March 2019, the interest rate was increased to 8.5% per year in connection with a refinancing of Oak Pacific Investment’s debt obligations.
[2]	The balance represents the US$60 million receivable from Beijing Infinities as of December 31, 2018 in connection with the disposition of Renren SNS, including US$20 million in cash and US$40 million in the form of Beijing Infinities shares to be issued to the Company. Refer to Note 4 for further details.